Net Finance Expense (Details) - Schedule of Net Finance Expense - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Net Finance Expense [Abstract]
Gains/(losses) from exchange rate variation	[1]	$ 57,525	$ 415,570	$ (595)
Fair value adjustments on derivatives		82,928	(343,573)	46,716
Interest expense	[2]	(1,732,928)	(1,342,486)	(975,164)
Interest income	[3]	326,442	268,418	144,326
Bank fees and others	[1]	(87,372)	(239,627)	(153,762)
Total income expense		(1,353,405)	(1,241,698)	(938,479)
Finance income		584,216	808,612	430,707
Finance expense		(1,937,621)	(2,050,310)	(1,369,186)
Net finance income expense		$ (1,353,405)	$ (1,241,698)	$ (938,479)

[1]	Includes indexation for legal expenses.
[2]	For the year ended December 31, 2023, 2022 and 2021 the amount of US$1,183,852, US$909,942 and US$786,388, respectively, refers to interest expenses from loans and financings.
[3]	For the year ended December 31, 2023,2022 and 2021 the amount of US$117,866, US$110,677 and US$61,024, respectively, refers to interest income from present value adjustments. In addition, for the year ended December 31, 2023, the amount of US$105,839 (US$68,478 and US$24,156 for the year ended December 31, 2022 and 2021 respectively), refers to interest income from short-term investments.